CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Revenue from customers	$ 342	$ 268	$ 163
Grant revenue	0	651	1,754
Total revenue	342	919	1,917
Expenses:
Employee benefits expenses	5,274	2,984	2,756
Consultancy expenses	3,943	2,134	1,934
Administrative and other expenses	10,529	8,080	1,618
Share based listing expenses	106,055	0	0
Raw materials and consumables used	815	600	241
Depreciation expense	84	49	47
Finance costs, net	1,947	2,518	2,119
Share in loss of jointly controlled entities	206	254	10
(Gain)/loss on derivative financial instruments	164,935	(105)	3
Total expenses	293,787	16,514	8,728
Net loss before income tax	(293,445)	(15,595)	(6,811)
Income tax benefit	0	378	618
Net loss	(293,445)	(15,217)	(6,193)
Other comprehensive income that may be reclassified to profit or net loss in subsequent periods:
Gain on foreign currency translation	(402)	891	1,379
Total comprehensive loss for the year	$ (293,848)	$ (14,326)	$ (4,814)
Loss per share:
Basic loss per share (in usd per share)	$ (17.50)	$ (7.08)	$ (2.88)
Diluted loss per share (in usd per share)	$ (17.50)	$ (7.08)	$ (2.88)
Weighted average number of common shares outstanding, basic (in shares)	16,764	2,149	2,149
Weighted average number of common shares outstanding, diluted (in shares)	16,764	2,149	2,149